Schedule of Convertible Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Beginning balance	$ 4,718,344	$ 3,442,987
Advances		1,104,000
Debt discount		(674,922)	$ (230,961)
Amortization of debt discount	90,476	278,382	600,295
Conversions of debt to equity	(121,622)	(36,425)
Non-cash increase of principal		73,750	31,521
Debt acquired in acquisition of SWC		530,572
Ending balance		4,718,344	3,442,987
Balance	4,738,493	3,442,987	1,549,366
Proceeds		1,104,000	1,473,888
Non-cash increase of principal			12,500
Amortization of debt discount		332,021	638,194
Debt discount - notes payable		(904,126)
Repayments		(33,490)
Conversion to common stock (principal)		(36,425)
Debt acquired in acquisition of SWC	19,484,000	759,776
Balance		4,738,493	3,442,987
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Non-cash increase of principal		73,750
Ending balance	4,687,198
Balance	4,718,344	3,442,987
Balance	$ 4,687,198	$ 4,718,344	$ 3,442,987